Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year Ended
	31 December 2016	31 December 2015		31 December 2014

Net income	115,942	77,739		108,159
Less: Preference dividends declared and guarantee fee	(15,655)	(16,455)		(16,546)
Less: Premium on preference share buyback and redemption	(41,913)	(28)		(96)
Net income attributable to participating shares	58,374	61,256		91,517
Less: Dividend paid on common shares	(19,346)	(24,708)		(27,088)
Less: Dividend paid on contingent value convertible preference shares	—	(138)		(352)
Undistributed earnings attributable for participating shares	39,028	36,410		64,077

Basic Earnings Per Share	Common shares	Common shares	CVCP	Common shares	CVCP
Weighted average number of shares issued	49,128	49,842	159	54,994	699
Weighted average number of common shares held as treasury stock	(506)	(1,079)	N/A	(934)	N/A
Weighted average number of participating shares (in thousands)	48,622	48,763	159	54,060	699

Allocation of undistributed earnings - Basic	39,028	36,292	118	63,259	818

Distributed earnings per share	0.40	0.50	0.20	0.50	0.50
Undistributed earnings per share	0.80	0.75	0.19	1.17	1.17
Basic Earnings Per Share	1.20	1.25	0.39	1.67	1.67

Diluted Earnings Per Share	Common shares	Common shares	CVCP	Common shares	CVCP
Adjusted weighted average number of participating shares outstanding	48,622	48,763	159	54,060	699
Net dilution impact related to options to purchase common shares	607	472	N/A	393	N/A
Net dilution impact related to awards of unvested common shares	382	609	N/A	496	N/A
Weighted average number of diluted participating shares (in thousands)	49,611	49,844	159	54,949	699

Allocation of undistributed earnings - Diluted	39,028	36,294	116	63,272	805

Distributed earnings per share	0.40	0.50	0.20	0.50	0.50
Undistributed earnings per share	0.78	0.73	0.19	1.15	1.15
Diluted Earnings Per Share	1.18	1.23	0.39	1.65	1.65